Average Annual Total Returns - Aggressive Growth Lifestyle Fund	May 25, 2021
Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	13.97%
5 Years	11.01%
10 Years	9.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Aggressive Growth Lifestyle Fund
Average Annual Return:
1 Year	13.47%
5 Years	10.05%
10 Years	8.87%